Inventories (Tables)	12 Months Ended
Dec. 02, 2012
Inventories
Schedule of major components of inventories

The components of inventory as of December 2, 2012 and November 27, 2011 were as follows (in thousands):

	As of December 2, 2012	As of November 27, 2011
Raw materials	$33,114	$25,635
Work in process	20,132	26,056
Finished goods	19,118	5,311

	$72,364	$57,002